Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Revenues	$ 7,070	$ 5,100	$ 829
Cost of revenues	4,312	3,594	409
Cost of revenues - amortization of intangible	772	772	743
Total cost of revenues	5,084	4,366	1,152
Gross profit (loss)	1,986	734	(323)
Research and development expenses, net	8,082	8,623	10,819
Sales and marketing expenses	5,469	4,259	2,183
General and administrative expenses	3,270	3,002	3,363
Operating loss	(14,835)	(15,150)	(16,688)
Finance income	8,765	54	102
Finance expense	2,283	392	917
Total comprehensive loss	$ (8,353)	$ (15,488)	$ (17,503)
Basic and diluted loss per share (USD)	$ (0.05)	$ (0.17)	$ (0.31)